Net sales (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of net sales to external customers by region	Net sales to external customers by region
Net sales to external customers by region are based on the
location of the customer, except for Nokia Technologies IPR
and licensing net sales which are allocated to Europe.

EURm	2023	2022	2021
Asia Pacific	2 291	2 648	2 472
Europe	5 873	6 662	6 313
Greater China	1 303	1 581	1 512
India	2 842	1 290	1 035
Latin America	1 046	1 223	983
Middle East & Africa	2 050	1 969	1 771
North America	5 733	8 388	7 187
Submarine Networks	1 120	1 150	929
Total	22 258	24 911	22 202
Net sales by customer type

EURm	2023	2022	2021
Communications service providers	17 652	19 921	17 977
Enterprise	2 282	1 997	1 575
Licensees	1 085	1 595	1 502
Other(1)	1 239	1 398	1 148
Total	22 258	24 911	22 202
(1)Includes net sales of Submarine Networks which operates in a different market, and
Radio Frequency Systems (RFS), which is being managed as a separate entity, and certain other items, such as eliminations of inter-segment revenues. Submarine
Networks and RFS net sales also include revenue from communications service providers and enterprise customers.
Schedule of unsatisfied performance obligations	Management has estimated that these unsatisfied performance obligations will be recognized as revenue as follows:

	2023	2022
Within 1 year	51%	75%
2-3 years	30%	21%
More than 3 years	19%	4%
Total	100%	100%